Cover		12 Months Ended
	Nov. 06, 2024	Dec. 29, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name		BGSF, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36704
Entity Tax Identification Number		26-0656684
Entity Address, Address Line One		5850 Granite Parkway, Suite 730
Entity Address, City or Town		Plano
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75024
City Area Code		972
Local Phone Number		692-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock
Trading Symbol		BGSF
Security Exchange Name		NYSE
Amendment Flag		false
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2024
Entity Central Index Key		0001474903